Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Book value of assets pledged as security for long-term debt and interest rate swap obligations	$ 1,767.0	$ 1,723.0
Accrued claim	$ 0.0	$ 0.4	$ 0.0